LOANS, FINANCING AND DEBENTURES - Finance lease and contingent consideration (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
LOANS, FINANCING AND DEBENTURES
Current	R$ 1,464,166	R$ 3,033,441
Noncurrent	4,675,271	5,428,400
Finance lease
LOANS, FINANCING AND DEBENTURES
Nominal value payable	766,215	787,147
Unrealized financial expenses	(373,188)	(401,687)
Present value payable	393,027	385,460
Current	53,133	51,036
Noncurrent	339,894	334,424
Unsecured residual values resulting in benefits to the lessor	R$ 0	R$ 0
Contingent consideration
LOANS, FINANCING AND DEBENTURES
Reimbursement period	15 years
2019 | Finance lease
LOANS, FINANCING AND DEBENTURES
Nominal value payable	R$ 60,823
Present value payable	53,133
From 1 to 5 years | Finance lease
LOANS, FINANCING AND DEBENTURES
Nominal value payable	207,450
Present value payable	146,797
Over five years | Finance lease
LOANS, FINANCING AND DEBENTURES
Nominal value payable	497,942
Present value payable	R$ 193,097